Note 15 - Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	As of December 31,
	2022	2023
Financial assets at amortized cost:
Receivables from sale of investments (Note 12)	$56,374	$32,797
Trade receivables (Note 12)	57,923	69,382
Other receivables (Note 12) (1)	18,993	9,911
Total financial assets at amortized cost	133,290	112,090
Financial assets at fair value through profit or loss:
Receivables from sale of investments (Note 12)	76,278	-
Unlisted preferred and ordinary shares (Note 11) (2)	86,997	254,197
Listed equity securities (Note 16) (3)	66,250	-
Total financial assets at fair value through profit or loss	229,525	254,197
Total financial assets	362,815	366,288
Financial liabilities at amortized cost:
Lease liabilities and other loans (Note 13)	7,835	10,545
Trade and other payables (Note 14)	46,937	52,247
Other financial liabilities (Note 13)	12,220	13,379
Total financial liabilities at amortized cost	66,992	76,171
Total financial liabilities	$66,992	$76,171